UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 131.9%
Corporate – 16.1%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project,
5.88%, 4/01/42	$500	$554,665
Essex County Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	200	227,412
Essex County Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT,
5.50%, 10/01/26	625	627,188
Jefferson County IDA, Refunding RB, Solid Waste, Series A, AMT,
5.20%, 12/01/20	750	764,647
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT(a)(b)(c):
7.63%, 8/01/25	1,600	1,843,248
7.75%, 8/01/31	1,500	1,729,740
New York City Industrial Development Agency, Refunding RB, Senior Series A, AMT,
5.00%, 7/01/28	330	346,952
New York Liberty Development Corp., RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,280	1,487,731
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT,
5.25%, 11/01/42	625	637,244
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT,
9.13%, 12/01/15	1,875	1,921,744
Suffolk County Industrial Development Agency, RB, AMT, Keyspan, Port Jefferson, Series A
5.25%, 6/01/27	2,500	2,508,000

		12,648,571

County/City/Special District/School District – 28.8%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project,
5.38%, 10/01/41	280	312,231
City of New York, New York, GO:
Series A-1, 4.75%, 8/15/25	500	560,315
Sub-Series A-1, 4.00%, 10/01/34	145	149,731
Sub-Series G-1, 6.25%, 12/15/31	250	304,305
Sub-Series I-1, 5.38%, 4/01/36	450	529,690
City of New York, New York, Refunding, GO, Series J,
5.00%, 8/01/25(d)	910	1,089,670
City of Syracuse New York, GO, Airport Terminal Security and Access Improvement Bonds, Series A, AMT (AGM),
4.75%, 11/01/31	500	532,075
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,979,789
5.75%, 2/15/47	1,550	1,787,878
(AGM), 5.00%, 2/15/47	850	891,412
(NPFGC), 4.50%, 2/15/47	1,510	1,538,660
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 5.13%, 3/01/42(e)	1,750	407,593
CAB, Yankee Stadium Project, Series A (AGC), 5.20%, 3/01/45(e)	500	97,865
CAB, Yankee Stadium (AGC), 4.61%, 3/01/35(e)	500	185,515
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	114,449
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	505,365
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	2,000	2,025,640

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB, Future Tax Secured:
Series B, 5.00%, 11/01/27	$10	$10,035
Series D, 5.00%, 11/01/38	825	918,332
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	935	985,583
4.75%, 11/15/45	640	664,922
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,118,270
4 World Trade Center Project, 5.75%, 11/15/51	670	776,845
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,179,090
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	727,584
Second Priority, Bank of America Tower at One Bryant Park Project,
5.63%, 7/15/47	1,400	1,586,816
Second Priority, Bank of America Tower at One Bryant Park Project,
6.38%, 7/15/49	500	592,075

		22,571,735

Education – 22.4%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A(b)(c):
7.00%, 5/01/25	345	51,702
7.00%, 5/01/35	220	32,969
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	500	527,235
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM) (concluded):
4.63%, 10/01/40	275	291,013
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	225	243,077
South Bronx Charter School For International Cultures And The Arts Project, 5.00%, 4/15/33(d)	400	417,240
Dutchess County Industrial Development Agency, RB, Bard College Civic Facility, Series A-2,
4.50%, 8/01/36	755	763,252
Herkimer County Industrial Development Agency, RB, New York, College Foundation, Inc. Student Housing Project,
6.25%, 8/01/34	385	385,905
Madison County Capital Resource Corp., Refunding RB, Colgate University Project, Series A,
4.50%, 7/01/39	265	286,176
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series A,
5.00%, 7/01/31	1,000	1,129,570
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A,
4.75%, 3/01/26	350	376,631
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	1,250	1,277,025
New York City Trust for Cultural Resources, RB, Juilliard School, Series A,
5.00%, 1/01/39	500	564,030
New York City Trust for Cultural Resources, Refunding RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	700	755,965
Wildlife Conservation Society, 3.25%, 8/01/32	420	398,597
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/13(f)	2,000	2,008,060
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	573,465
Fordham University, Series A, 5.50%, 7/01/36	150	170,619
Rochester Institute of Technology, Series A, 6.00%, 7/01/18(f)	625	777,231

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	$250	$272,958
University of Rochester, Series A, 5.13%, 7/01/39	250	278,778
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	281,303
Culinary Institute of America, 5.00%, 7/01/34	200	213,216
New York University, Series A, 5.00%, 7/01/37	600	680,484
Rochester Institute of Technology, 5.00%, 7/01/38	690	767,653
Rockefeller University, Series B, 4.00%, 7/01/38	250	256,708
Skidmore College, Series A, 5.25%, 7/01/29	200	228,228
Skidmore College, Series A, 5.25%, 7/01/31	300	339,381
Teachers College, 5.50%, 3/01/39	650	716,072
Teachers College, Series A, 5.00%, 7/01/31	525	595,423
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project,
6.00%, 9/01/34	150	176,426
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project,
5.00%, 3/01/26	410	418,753
Tompkins County Development Corp., RB, Ithaca College Project (AGM),
5.50%, 7/01/33	450	510,759
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	250	270,640
Yonkers Industrial Development Agency, RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	500	554,000

		17,590,544

Health – 22.0%
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A,
5.75%, 7/01/40	300	343,836
Genesee County Industrial Development Agency, Refunding RB, United Memorial Medical Center Project,
5.00%, 12/01/27	250	250,115
Monroe County Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series A, 5.00%, 12/01/32	180	199,665
Rochester General Hospital Project, Series A, 5.00%, 12/01/37	250	271,865
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	425	477,674
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project,
4.25%, 7/01/42	180	175,878
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	559,565
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/41	1,000	1,116,640
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	315,571
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	289,608
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	493,187

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York University Hospitals Center, Series B, 5.63%, 7/01/37	$530	$575,331
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	750	836,722
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	315	322,988
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	405	416,810
St. Barnabas, Series A (FHA) (AMBAC), 5.00%, 2/01/31	1,000	1,002,990
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,001,420
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	139,714
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	555,625
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,000	1,101,460
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	500	561,525
NYU Hospitals Center, Series A, 5.00%, 7/01/36	1,000	1,066,390
Onondaga Civic Development Corp., Refunding RB, Saint Joseph’s Hospital Health Center Project,
4.50%, 7/01/32	1,210	1,160,535
Saratoga County Industrial Development Agency, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	350	371,256
Suffolk County Industrial Development Agency, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	450	471,843
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,101,610
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien (concluded):
Series B, 6.00%, 11/01/30	150	177,530
Westchester County Local Development Corp., Refunding RB, Kendal On Hudson Project,
4.00%, 1/01/23	920	953,718

		17,311,071

Housing – 3.2%
Housing Development Corp., RB, Series J-2-A, AMT,
4.75%, 11/01/27	1,420	1,488,288
New York State HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA),
5.00%, 2/15/39	1,000	1,029,200

		2,517,488

State – 14.6%
New York City Transitional Finance Authority, BARB:
Series S-1, 4.00%, 7/15/42	1,775	1,792,537
Series S-2 (NPFGC), 4.50%, 1/15/31	2,500	2,603,275
Series S-2 (NPFGC), 4.25%, 1/15/34	250	256,063
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	357,219
Series C, 5.00%, 12/15/31	500	556,110
New York State Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/42	500	552,710
Series E, 5.00%, 2/15/37	1,000	1,117,250
New York State Dormitory Authority, Refunding RB, General Purpose, Series A,
5.00%, 12/15/26	1,265	1,501,251
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities & Equipment, Series B,
5.00%, 3/15/35	2,000	2,124,160

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State (concluded)
State of New York, GO, Series A,
5.00%, 2/15/39	$500	$565,895

		11,426.470

Transportation – 16.5%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	928,260
Series H, 5.00%, 11/15/25	1,000	1,164,930
Series H, 4.00%, 11/15/34	1,000	983,000
Series H, 5.00%, 11/15/42	1,935	2,089,239
Metropolitan Transportation Authority, Refunding RB, Series F (AGM),
4.00%, 11/15/30	1,000	1,032,610
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority, Consolidated:
5.00%, 12/15/41	500	552,220
5.25%, 12/15/43	500	561,350
New York State Thruway Authority, Refunding RB, Series I:
General, 5.00%, 1/01/37	735	806,964
4.13%, 1/01/42	340	343,916
5.00%, 1/01/42	280	304,405
Port Authority of New York & New Jersey, RB:
JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,012,170
Special Project, JFK International Air Terminal Project, Series 8, 6.00%, 12/01/42	1,000	1,161,300
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT,
4.00%, 1/15/43	1,500	1,446,900
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 4.15%, 11/15/32(e)	505	227,073
Series A, 5.00%, 11/15/30	150	172,173
Series B, 5.00%, 11/15/31	90	103,841

		12,890,351

Utilities – 8.3%
Long Island Power Authority, RB:
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,187,970
CAB (AGM), 3.59%, 6/01/28(e)	3,515	2,061,266
Long Island Power Authority, Refunding RB, Series A,
5.50%, 4/01/24	500	585,440
New York City Municipal Water Finance Authority, RB, Series B,
5.00%, 6/15/36	500	546,600
New York State Environmental Facilities Corp., Refunding RB, New York City Municipal Water Project Revolving Funds:
Series A, 5.00%, 6/15/37	1,500	1,675,620
Series B, 5.00%, 6/15/36	350	399,669

		6,456,565

Total Municipal Bonds in New York		103,412,795

Multi-State – 5.8%
Housing – 5.8%
Centerline Equity Issuer Trust (g):
5.75%, 5/15/15	500	539,080
6.00%, 5/15/15	1,500	1,623,555
6.00%, 5/15/19	1,000	1,175,920
6.30%, 5/15/19	1,000	1,190,430

Total Municipal Bonds in Multi-State		4,528,985

Puerto Rico – 7.4%
Housing – 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Capital Fund Modernization, AMT,
5.13%, 12/01/27	500	529,085

State – 6.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM),
5.50%, 7/01/30	750	817,125
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.74%, 8/01/32(e)	750	253,507
First Sub-Series A, 6.50%, 8/01/44	1,000	1,135,360
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (AMBAC), 6.06%, 8/01/54(e)	5,000	427,600
CAB, Series A (NPFGC), 5.71%, 8/01/41(e)	1,500	319,080

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB (concluded):
Senior, Series C, 5.25%, 8/01/40	1,015	1,087,248
CAB, Series A (NPFGC), 5.61%, 8/01/43(e)	$4,000	$753,880

		4,793,800

Utility – 0.6%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC),
5.25%, 7/01/29	500	508,690

Total Municipal Bonds in Puerto Rico		5,831,575

Total Municipal Bonds – 145.1%		113,773,355

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(h)
New York – 18.1%
County/City/Special District/School District – 4.4%
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC),
5.00%, 11/15/35	2,250	2,406,757
New York Liberty Development Corporation, Refunding RB, 4 World Trade Center Project,
5.00%, 11/15/44	1,000	1,074,840

		3,481,597

Education – 0.5%
New York State Dormitory Authority, Refunding LRB, Series A,
5.00%, 7/01/42	360	401,699

Housing – 0.5%
New York State Mortgage Agency, Refunding RB, 48th Series,
3.70%, 10/01/38	360	352,267

State – 1.9%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	1,300	1,485,864

Transportation – 4.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority,
5.25%, 12/15/43	1,995	2,239,735
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT,
5.00%, 10/15/26	1,000	1,147,570

		3,387,305

Utilities – 6.5%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	240	281,457
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,691,160
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,101,012
Suffolk County Water Authority, Refunding RB, New York Water System,
3.00%, 6/01/25	1,996	2,022,273

		5,095,902

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in New York		14,204,634

Puerto Rico – 2.7%
State – 2.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.00%, 8/01/40	2,000	2,108,120

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.8%		16,312,754

Total Long-Term Investments (Cost – $122,486,204) – 165.9%		130,086,109

Short-Term Securities	Shares
BIF New York Municipal Money Fund,
0.00%(i)(j)	1,868,058	1,868,058

Total Short-Term Securities (Cost – $1,868,058) – 2.4%		1,868,058

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $124,354,262*) – 168.3%	$131,954,167
Liabilities in Excess of Other Assets – 0.0%	(23,294)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (11.7%)	(9,136,235)
VRDP Shares, at Liquidation Value – (56.6%)	(44,400,000)

Net Assets Applicable to Common Shares – 100.0%	$78,394,638

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$115,288,606

Gross unrealized appreciation	$8,994,269
Gross unrealized depreciation	(1,459,930)

Net unrealized appreciation	$7,534,339

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Merrill Lynch, Pierce, Fenner & Smith Inc	$1,089,670	$(14,751)
Robert W. Baird & Co., Inc	417,240	(2,560)

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BIF New York Municipal Money Fund	459,702	1,408,356	1,868,058	$44

(j)	Represents the current yield as of report date.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Holding Ltd.	GO	General Obligation Bonds
	AGC	Assured Guarantee Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
	AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
	BARB	Building Aid Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	CAB	Capital Appreciation Bonds	PILOT	Payment in Lieu of Taxes
	CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
	ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency
	FHA	Federal Housing Administration	Syncora	Syncora Guarantee

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(10)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$1,292,188	$10,403

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$130,086,109	–	$130,086,109
Short-Term Securities	$1,868,058	–	–	1,868,058

Total	$1,868,058	$130,086,109	–	$131,954,167

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$10,403	–	–	$10,403

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$60,000	–	–	$60,000
Liabilities:
TOB trust certificates	–	$(9,131,222)	–	(9,131,222)
VRDP shares	–	(44,400,000)	–	(44,400,000)

Total	$60,000	$(53,531,222)	–	$(53,471,222)

There were no transfers between levels during the period ended May 31, 2013.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 25, 2013